Vessels, Net (Details) - USD ($) $ in Thousands		6 Months Ended
	May 29, 2026	Jun. 30, 2026	Jun. 30, 2025
Vessels, Net [Abstract]
Gain on sale of vessel, net - related party		$ 4,559	$ 0
Squireship [Member]
Vessels, Net [Abstract]
Gain on sale of vessel, net - related party	$ 4,559
Squireship [Member] | Related Party [Member] | United [Member]
Vessels, Net [Abstract]
Sales price	$ 29,500
Dukeship [Member]
Vessels, Net [Abstract]
Carrying amount of vessel		$ 26,432
Dukeship [Member] | Related Party [Member] | United [Member]
Vessels, Net [Abstract]
Term of bareboat charter agreement		18 months
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions		$ 1,379